Shareholders' Equity - Additional Information (Details) - $ / shares			6 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 01, 2021	Jan. 14, 2021
Class Of Stock [Line Items]
Preferred stock, authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, outstanding		0	0
Stock split, description		The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.	The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein.
Warrants exercisable period after completion of business combination		30 days	30 days
Exercise price of warrants		$ 11.50	$ 11.50
Redemption price per share		0
Redemption Of Warrants For Shares Of Class A Common Stock [Member]
Class Of Stock [Line Items]
Temporary equity, shares subject to possible redemption price per share		$ 10.00	10.00
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Stock [Line Items]
Exercise price of warrants		$ 0.01	$ 0.01
Trading day period		20 days	20 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price		180.00%	180.00%
Minimum period prior written notice of redemption		30 days	30 days
Overall trading period		30 days	30 days
Temporary equity, shares subject to possible redemption price per share		$ 18.00	$ 18.00
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Stock [Line Items]
Exercise price of warrants		$ 0.10	$ 0.10
Trading day period		20 days	20 days
Redemption price per share		10.00
Minimum period prior written notice of redemption		30 days	30 days
Overall trading period		30 days	30 days
Temporary equity, shares subject to possible redemption price per share		$ 10.00	$ 10.00
Minimum [Member]
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds from issuances to overall equity proceeds		60.00%	60.00%
Minimum [Member] | Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Stock [Line Items]
Warrants exercisable in connection with redemption feature per share		$ 0.361	$ 0.361
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, outstanding		34,500,000	34,500,000
Ordinary shares, issued		34,500,000	34,500,000
Ordinary shares, issued		0	3,191,144
Ordinary shares, possible redemption		0	31,308,856
Ordinary shares, outstanding		0	3,191,144
Exercise price of warrants		$ 11.50	$ 11.50
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation		5 years	5 years
Trading day period		10 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price		115.00%	115.00%
Temporary equity, shares subject to possible redemption price per share		$ 10.00	$ 10.00
Class A Ordinary Shares | Maximum
Class Of Stock [Line Items]
Initial business combination share price		$ 9.20	$ 9.20
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, outstanding		5,750,000
Ordinary shares, issued		8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000	8,625,000	7,187,500
Class B Ordinary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Ownership percentage on common stock issued and outstanding	20.00%
Underwriter options exercised	1,125,000
Class B Ordinary Shares | Over-Allotment Option | Maximum
Class Of Stock [Line Items]
Shares forfeited	1,125,000	1,125,000